Consolidated cash flow statement - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Cash flows from operating activities
Interest received	$ 11,590	$ 12,578	$ 14,637
Interest received, percentage movement from prior period	(8.00%)
Interest received, percentage movement from same period in prior year	(21.00%)
Interest paid	$ (3,323)	(5,283)	(6,183)
Interest paid, percentage movement from prior period	(37.00%)
Interest paid, percentage movement from same period in prior year	(46.00%)
Dividends received excluding life business	$ 2	15	1
Dividends received excluding life business, percentage movement from prior period	(87.00%)
Dividends received excluding life business, percentage movement from same period in prior year	100.00%
Other non-interest income received	$ 1,979	947	1,947
Other non-interest income received, percentage movement from prior period	109.00%
Other non-interest income received, percentage movement from same period in prior year	2.00%
Operating expenses paid	$ (6,193)	(4,348)	(4,250)
Operating expenses paid, percentage movement from prior period	42.00%
Operating expenses paid, percentage movement from same period in prior year	46.00%
Income tax paid excluding life business	$ (1,481)	(1,318)	(1,762)
Income tax paid excluding life business, percentage movement from prior period	12.00%
Income tax paid excluding life business, percentage movement from same period in prior year	(16.00%)
Life business:
Receipts from policyholders and customers	$ 466	1,102	1,133
Receipts from policyholders and customers, percentage movement from prior period	(58.00%)
Receipts from policyholders and customers, percentage movement from same period in prior year	(59.00%)
Interest and other items of similar nature	$ 9	10	11
Interest and other items of similar nature, percentage movement from prior period	(10.00%)
Interest and other items of similar nature, percentage movement from same period in prior year	(18.00%)
Dividends received	$ 3	124	182
Dividends received, percentage movement from prior period	(98.00%)
Dividends received, percentage movement from same period in prior year	(98.00%)
Payments to policyholders and suppliers	$ (671)	(1,113)	(1,189)
Payments to policyholders and suppliers, percentage movement from prior period	(40.00%)
Payments to policyholders and suppliers, percentage movement from same period in prior year	(44.00%)
Income tax paid	$ (49)	(5)	(1)
Cash flows from operating activities before changes in operating assets and liabilities	$ 2,332	2,709	4,526
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(14.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	(48.00%)
Net (increase)/decrease in:
Collateral paid	$ 471	(529)	877
Collateral paid, percentage movement from same period in prior year	(46.00%)
Trading securities and financial assets measured at FVIS	$ 19,890	(16,870)	8,114
Trading securities and financial assets measured at FVIS, percentage movement from same period in prior year	145.00%
Derivative financial instruments	$ (7,030)	(3,115)	4,966
Derivative financial instruments, percentage movement from prior period	126.00%
Loans	$ 1,968	18,966	(694)
Loans, percentage movement from prior period	(90.00%)
Other financial assets	$ 428	272	1
Other financial assets, percentage movement from prior period	57.00%
Life insurance assets and liabilities	$ (377)	(134)	(143)
Life insurance assets and liabilities, percentage movement from prior period	181.00%
Life insurance assets and liabilities, percentage movement from same period in prior year	164.00%
Other assets	$ (66)	1	69
Net increase/(decrease) in:
Collateral received	$ 344	(9,996)	8,900
Collateral received, percentage movement from same period in prior year	(96.00%)
Deposits and other borrowings	$ (1,610)	16,002	12,908
Other financial liabilities	$ 3,768	9,190	2,627
Other financial liabilities, percentage movement from prior period	(59.00%)
Other financial liabilities, percentage movement from same period in prior year	43.00%
Other liabilities	$ 27	(4)	8
Net cash provided by/(used in) operating activities	$ 20,145	16,492	42,159
Net cash provided by/(used in) operating activities, percentage movement from prior period	22.00%
Net cash provided by/(used in) operating activities, percentage movement from same period in prior year	(52.00%)
Cash flows from investing activities
Proceeds from investment securities	$ 17,653	18,096	14,984
Proceeds from investment securities, percentage movement from prior period	(2.00%)
Proceeds from investment securities, percentage movement from same period in prior year	18.00%
Purchase of investment securities	$ (21,198)	(25,764)	(25,568)
Purchase of investment securities, percentage movement from prior period	(18.00%)
Purchase of investment securities, percentage movement from same period in prior year	(17.00%)
Proceeds from disposal of associates	$ 9
Purchase of associates	$ (7)	(6)	(2)
Purchase of associates, percentage movement from prior period	17.00%
Proceeds from disposal of property and equipment	$ 20	35	23
Proceeds from disposal of property and equipment, percentage movement from prior period	(43.00%)
Proceeds from disposal of property and equipment, percentage movement from same period in prior year	(13.00%)
Purchase of property and equipment	$ (103)	(183)	(57)
Purchase of property and equipment, percentage movement from prior period	(44.00%)
Purchase of property and equipment, percentage movement from same period in prior year	81.00%
Purchase of intangible assets	$ (348)	(608)	(427)
Purchase of intangible assets, percentage movement from prior period	(43.00%)
Purchase of intangible assets, percentage movement from same period in prior year	(19.00%)
Net cash provided by/(used in) investing activities	$ (3,974)	(8,430)	(11,047)
Net cash provided by/(used in) investing activities, percentage movement from prior period	(53.00%)
Net cash provided by/(used in) investing activities, percentage movement from same period in prior year	(64.00%)
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	$ 24,317	7,703	27,063
Proceeds from debt issues (net of issue costs), percentage movement from same period in prior year	(10.00%)
Redemption of debt issues	$ (39,347)	(28,936)	(36,224)
Redemption of debt issues, percentage movement from prior period	36.00%
Redemption of debt issues, percentage movement from same period in prior year	9.00%
Payments for the principal portion of lease liabilities	$ (260)	(259)	(284)
Payments for the principal portion of lease liabilities, percentage movement from same period in prior year	(8.00%)
Issue of loan capital (net of issue costs)	$ 5,459		2,225
Issue of loan capital (net of issue costs), percentage movement from same period in prior year	145.00%
Redemption of loan capital	$ (1,169)	(11)	(251)
Proceeds from share issuances			2,751
Proceeds from issuances of shares, percentage movement from same period in prior year	(100.00%)
Proceeds from dividend reinvestment plan underwrite	$ 719
Purchase of shares on exercise of employee options and rights			(4)
Purchase of shares on exercise of employee options and rights, percentage movement from same period in prior year	(100.00%)
Shares purchased for delivery of employee share plan	$ (25)		(25)
Purchase of RSP treasury shares	$ (40)	(2)	(44)
Purchase of RSP treasury shares, percentage movement from same period in prior year	(9.00%)
Net sale/(purchase) of other treasury shares		3	11
Net sale/(purchase) of other treasury shares, percentage movement from prior period	(100.00%)
Net sale/(purchase) of other treasury shares, percentage movement from same period in prior year	(100.00%)
Payment of dividends	$ (719)		(2,518)
Payment of dividends, percentage movement from same period in prior year	(71.00%)
Dividends paid to NCI	$ (2)		(1)
Dividends paid to NCI, percentage movement from same period in prior year	100.00%
Net cash provided by/(used in) financing activities	$ (11,067)	(21,502)	(7,301)
Net cash provided by/(used in) financing activities, percentage movement from prior period	(49.00%)
Net cash provided by/(used in) financing activities, percentage movement from same period in prior year	52.00%
Net increase/(decrease) in cash and balances with central banks	$ 5,104	(13,440)	23,811
Net increase/(decrease) in cash and balances with central banks, percentage movement from same period in prior year	(79.00%)
Effect of exchange rate changes on cash and balances with central banks	$ (564)	(2,246)	1,945
Effect of exchange rate changes on cash and balances with central banks, percentage movement from prior period	(75.00%)
Cash and balances with central banks included in assets held for sale	$ (792)
Cash and balances with central banks as at beginning of year	30,129	45,815	20,059
Cash and balances with central banks as at end of year	$ 33,877	$ 30,129	$ 45,815
Cash and balances with central banks, percentage change from prior period	12.00%	(34.00%)
Cash and balances with central banks, percentage change from same period of prior year	(26.00%)	50.00%